ACQUISITIONS AND DISPOSITIONS	12 Months Ended
Dec. 31, 2013
ACQUISITIONS AND DISPOSITIONS
ACQUISITIONS AND DISPOSITIONS

7.          ACQUISITIONS AND DISPOSITIONS

ACQUISITIONS

Silver State North Solar Project

On March 22, 2012, Enbridge acquired a 100% interest in the Silver State North Solar Project (Silver State), a solar farm located in Nevada for cash consideration of $195 million (US$190 million).

Silver State expanded the Company’s renewable energy business. Revenues and earnings of $10 million and $1 million, respectively, were recognized in the year ended December 31, 2012. No revenues or earnings were recognized in any prior period as the solar project commenced operations in the second quarter of 2012. Silver State is included within the Gas Pipelines, Processing and Energy Services segment.

March 22,	2012
(millions of Canadian dollars)
Fair value of net assets acquired:
Accounts receivable and other[1]	54
Property, plant and equipment	141
195
Purchase price:
Cash	195

1

The Company acquired the right to apply for a $54 million (US$55 million) United States Treasury grant under a program which reimburses eligible applicants for a portion of costs related to installing specified renewable energy property. The grant, which was applied for subsequent to commercial operations, was received in October 2012.

Tonbridge Power Inc.

On October 13, 2011, Enbridge acquired 100% of the 36 million outstanding common shares of Tonbridge Power Inc. (Tonbridge), an independent company engaged in constructing an electric transmission line between Montana and Alberta, for $20 million in cash at a price of $0.54 per share. Tonbridge was included within the Corporate segment upon acquisition and was subsequently reclassified to the Gas Pipelines, Processing and Energy Services segment effective January 1, 2013, due to a change in organizational structure.

October 13,	2011
(millions of Canadian dollars)
Fair value of net assets acquired:
Working capital deficiency	(5)
Property, plant and equipment	196
Intangible assets	17
Long-term debt	(182)
Other long-term liabilities	(21)
5
Purchase price:
Cash (net of $15 million cash acquired)	5

No revenues from Tonbridge were recognized in 2011 as the transmission line was not in service. A net loss of $1 million was recognized in earnings for the period from October 13, 2011 to December 31, 2011 related to operating and administrative expense. An unaudited proforma net loss of $38 million, including $6 million of transaction costs, would have been recognized in earnings in 2011 had the acquisition occurred on January 1, 2011.

OTHER ACQUISITIONS AND DISPOSITIONS

In November 2013, EEP sold one of its non-core liquids assets, a storage facility in Kansas, to a third party for $41 million (US$40 million). A gain of $18 million (US$17 million) was presented within Other income/(expense) on the Consolidated Statements of Earnings.

In November 2012, Enbridge acquired certain sour gas gathering and compression facilities located in the Peace River Arch region of northwest Alberta (collectively, Pipestone and Sexsmith) for a purchase price of $118 million, which has been fully allocated to Property, plant and equipment. Pipestone and Sexsmith are currently in service or under construction and are presented within the Gas Pipelines, Processing and Energy Services segment.

In May 2012, Enbridge acquired the remaining 10% interest in the Greenwich Wind Energy Project (Greenwich) through Greenwich Windfarm, LP, for cash consideration of $27 million, increasing its ownership interest to 100%. The Company’s interest in Greenwich was consolidated and presented within the Gas Pipelines, Processing and Energy Services segment until such time as it was transferred to the Fund in December 2012 (Note 19).

In October 2011, the Company acquired the remaining 10% interest in Talbot Windfarm, LP (Talbot) for $28 million, increasing its ownership interest to 100%. The Company’s interest in Talbot was consolidated and presented within the Gas Pipelines, Processing and Energy Services segment until such time as it was transferred to the Fund in October 2011.

Unaudited proforma consolidated revenues and earnings that give effect to all of the Company’s other acquisitions as if they had occurred as of January 1 in the year of acquisition are not presented as the information would not be materially different from the information presented in the accompanying Consolidated Statements of Earnings.